Allowance for Loan Losses - Credit Exposures by Internally Assigned Grades (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	$ 659,229	$ 613,333
Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	595,300	518,577
Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	10,320	25,452
Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	53,609	69,304
Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades
Commercial & Agriculture [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	100,661	86,395
Commercial & Agriculture [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	90,159	73,011
Commercial & Agriculture [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	1,653	4,358
Commercial & Agriculture [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	8,849	9,026
Commercial & Agriculture [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	434,808	371,852
Commercial Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	397,657	319,084
Commercial Real Estate [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	6,371	15,321
Commercial Real Estate [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	30,780	37,447
Commercial Real Estate [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades
Residential Real Estate [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	104,713	115,412
Residential Real Estate [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	89,896	92,577
Residential Real Estate [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	1,944	5,071
Residential Real Estate [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	12,873	17,764
Residential Real Estate [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades
Real Estate Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	17,947	37,466
Real Estate Construction [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	16,594	31,697
Real Estate Construction [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	352	702
Real Estate Construction [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	1,001	5,067
Real Estate Construction [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades
Consumer and Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	1,100	2,208
Consumer and Other [Member] | Pass [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	994	2,208
Consumer and Other [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades
Consumer and Other [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades	106
Consumer and Other [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Credit exposures by internally assigned grades